Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Rental deposits	¥ 95,181	$ 13,040	¥ 79,533
Others	16,214	2,220	17,154
Total	¥ 111,395	$ 15,260	¥ 96,687